Investments - Teekay Tankers - Ship - to - Ship Transfer Business - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended
	Jul. 31, 2015 Vessel $ / shares	Jul. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Net Investment Income [Line Items]
Amortization of intangible assets			$ 13,600	$ 13,200	$ 18,200
Joint venture ownership percentage			17.62%
Equity income			$ 102,871	$ 128,114	$ 136,538
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition		$ 47,300
Number of vessels | Vessel	6
Amortization of intangible assets			$ 1,300
Joint venture ownership percentage			50.00%
Equity income		$ 8,700
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member] | Class B [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares		6.5	6.5
Shares issued, price per share | $ / shares	$ 6.99	$ 6.99
Ship-to-Ship Transfer Business (SPT) [Member] | Working Capital [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition		$ 1,800